Investments in associates and joint ventures (Details 6) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in associates [Line Items]
Current assets	$ 761,134	$ 701,862
Long-Lived Assets	3,456,087	3,630,951
Current liabilities	(399,182)	(521,194)
Non-current liabilities	(788,474)	(747,992)
Shareholders' equity, reported	3,029,565	3,063,627	$ 3,047,213	$ 3,389,236
Group's interest	1,473,382	1,536,887	1,536,607
Compania Minera Coimolache S.A. [Member]
Disclosure of Investments in associates [Line Items]
Current assets	99,887	101,668
Long-Lived Assets	261,782	278,866
Current liabilities	(39,204)	(44,411)
Non-current liabilities	(86,103)	(106,332)
Shareholders' equity, reported	236,362	229,791
Adjustments to conform to the accounting policies of the Group	(13,003)	(14,843)
Shareholders' equity, adjusted	223,359	214,948
Group's interest	$ 0	$ 0	$ 0